Organization and Principal Activities (Details Narrative) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Short-Term Debt [Line Items]
Net loss	¥ 44,057	¥ 25,568
Net cash used in operating activities	2,324	8,645
Accumulated deficit	2,236,903		¥ 2,192,846
Working capital	213,700
Cash and cash equivalents	131,730	¥ 149,194	¥ 144,511
Bank of Beijing [Member]
Short-Term Debt [Line Items]
Line of credit	¥ 20,000